WARRANTS	6 Months Ended
Jun. 30, 2023
Warrants
WARRANTS

NOTE H – WARRANTS

The Company has common stock purchase warrants outstanding at June 30, 2023 to purchase 2,397,812 shares of common stock exercisable on a cash or cashless basis until various dates through December 31, 2024. The warrants are exercisable at the following amounts and rates: 2,000,000 of which are exercisable at an exercise price of $1.00 per share, 92,500 of which are exercisable at an exercise price of $2.50 per share, 244,433 are exercisable at an exercise price of $5.00 per share, and 60,879 are exercisable at an exercise price of the greater of (i) $5.00 per share or (ii) 85% of the average closing price of our common stock, as quoted on the public securities trading market on which our common stock is then traded with the highest volume, for ten (10) consecutive trading days immediately prior to the date of exercise.

To calculate the fair value of stock warrants at the date of grant, we use the Black-Scholes option pricing model. The volatility used is based on historical volatilities of selected peer group companies. Management estimated the fair value of the underlying common stock by utilizing the discounted cash flow method and the prior transaction method approaches and determined a fair value of $5.00. Management estimates the average volatility considering current and future expected market conditions. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Each issuance is individually valued according to this procedure as of the date of issuance with volatility estimates between 24% to 50% and risk-free rates 4.87% to 5.50 in the period.

In January 2022, the Company issued 40,000 warrants to purchase up to 40,000 shares of Wytec’s common stock on a cash or cashless basis to a related party in consideration for securing a $250,000 line of credit available to Wytec until December 31, 2022. The warrants were exercisable on a cash or cashless basis at any time until December 31, 2022 at an exercise price per share of five dollars ($5.00) per share, provided, that ten (10) days after the common stock of the Company commences trading on the NASDAQ Capital Market or equivalent or higher public securities trading market (the “Measurement Date”), the amount per share payable to exercise the warrants will thereafter be the greater of (i) $5.00 or (ii) 85% of the average closing price that is quoted on said trading market (if more than one, the one with the then highest trading volume), during the ten (10) consecutive trading days immediately prior to the Measurement Date. The warrants issued with the line of credit were valued at $31,282 and were recorded as debt issuance costs, reported under other assets in the balance sheets with a corresponding credit to additional paid in capital. Total amortization of the debt issuance costs was $-0- and $7,678 for the quarter ended June 30, 2023 and 2022, respectively, and $-0- and 14,931 for the six months ended June 30, 2023 and 2022, respectively, which was amortized to interest expense. The line of credit will carry a 7% interest rate on any drawn balance.

During February 2022, a total of 5,000 common stock purchase warrants were exercised by one investor for a total of 5,000 shares of Wytec’s common stock at an exercise price of $5.00 per share or a total of $25,000 in proceeds.

In February 2022, the Company issued 17,500 warrants to purchase up to 17,500 shares of Wytec’s common stock on a cash or cashless basis to a note holder in consideration for providing a $175,000 promissory note payable to Wytec. The warrants are exercisable on a cash or cashless basis at any time until December 31, 2023 at an exercise price per share of five dollars ($5.00) per share, provided, that ten (10) days after the common stock of the Company commences trading on the NASDAQ Capital Market or equivalent or higher public securities trading market (the “Measurement Date”), the amount per share payable to exercise the warrants will thereafter be the greater of (i) $5.00 or (ii) 85% of the average closing price that is quoted on said trading market (if more than one, the one with the then highest trading volume), during the ten (10) consecutive trading days immediately prior to the Measurement Date. The warrants issued with the promissory note payable were valued at $31,892 and were recorded as a discount on the debt and to additional paid in capital. Total amortization of the debt issuance costs was $-0- and $5,429 for the three months ended June 30, 2023 and 2022, respectively, and $-0- and $8,143 for the six months ended June 30, 2023 and 2022, which was amortized to interest expense. The line of credit expired on December 31, 2022 with no amount drawn.

In July 2022, the Company entered into a rescission agreement (the “Rescission Agreement”) with a consultant in order to rescind and terminate that certain consulting agreement by and between the Company and the consultant, dated October 1, 2021 (the “Consulting Agreement”). Pursuant to the Consulting Agreement, the Company issued 329,503 common stock purchase warrants to the consultant at an exercise price of $1.00 per share exercisable ten days after an initial public offering of the Company’s common stock (“IPO”) until December 31, 2023 on a cash or cashless basis. The consultant also agreed to provide consulting services to the Company at a rate of $5,000 per month for a period of six months following an IPO. Pursuant to the Rescission Agreement, the warrants were cancelled, the Consulting Agreement was terminated, and the Company issued 25,000 shares with a share value of $125,000.

In December 2022, the Company agreed to extend all warrants that were to mature on December 31, 2022 to December 31, 2023. Due to the modification of the warrants, the original value of each warrant was recalculated utilizing a new expiration date of December 31, 2023 and any incremental increase in the valuation of the warrants was recorded as a warrant expense, regardless if the original warrant was issued in association with a common stock issuance. Total incremental increase in the warrants was $68,601 which was recorded as stock compensation expense in the income statement for the year ended December 31, 2022.

During June 2023, the Company issued 20,879 of warrants along with the issuance of 20,879 of common shares upon the conversion of $104,399 of Notes, 2023 Notes, and accrued interest. The total value of the warrants was $17,792 and was recorded in additional paid in capital.

The following is a summary of activity and outstanding common stock warrants:

# of Warrants
Balance, December 31, 2022	2,376,933

Warrants granted	20,879
Warrants exercised	–
Warrants expired	–

Balance, June 30, 2023	2,397,812

Exercisable, June 30, 2023	2,397,812

As of June 30, 2023, the outstanding and exercisable warrants have a weighted average remaining term of 0.52 years and have $8,231,250 aggregate intrinsic value.